Equity-Based Compensation	12 Months Ended
Dec. 31, 2014
Equity-Based Compensation
Equity-Based Compensation

NOTE 14 — Equity-Based Compensation

At December 31, 2014, CTS had five equity-based compensation plans: the 2001 Stock Option Plan ("2001 Plan"), the Nonemployee Directors' Stock Retirement Plan ("Directors' Plan"), the 2004 Omnibus Long-Term Incentive Plan ("2004 Plan"), the 2009 Omnibus Equity and Performance Incentive Plan ("2009 Plan"), and the 2014 Performance & Incentive Plan ("2014 Plan"). Future grants can only be made under the 2014 Plan.

The 2009 Plan, and previously the 2001 Plan and 2004 Plan, provides for grants of incentive stock options or nonqualified stock options to officers, key employees, and nonemployee members of CTS' Board of Directors. In addition, the 2014 Plan, the 2009 Plan and the 2004 Plan allow for grants of stock appreciation rights, restricted stock, RSUs, performance shares, performance units, and other stock awards.

The following table summarizes the compensation expense included in Selling, general and administrative expenses in the Consolidated Statements of Earnings (Loss) related to equity-based compensation plans:

	For the Year Ended December 31,
($ in thousands)	2014	2013	2012

Service-Based RSUs	$1,771	$2,879	$2,939
Performance-Based RSUs	479	674	242
Market-Based RSUs	410	666	918

Total	$2,660	$4,219	$4,099

Income tax benefit	$1,000	$1,600	$1,600

The following table summarizes the unrecognized compensation expense related to non-vested RSUs by type and the weighted-average period in which the expense is to be recognized:

($ in thousands)	Unrecognized compensation expense at December 31, 2014	Weighted- average period

Service-Based RSUs	$1,106	1.3 years
Performance-Based RSUs	875	1.4 years
Market-Based RSUs	634	1.3 years

Total	$2,615

CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The following table summarizes the status of these plans as of December 31, 2014:

	2014 Plan	2009 Plan	2004 Plan	2001 Plan

Awards originally available	1,500,000	3,400,000	6,500,000	2,000,000
Stock options outstanding	—	—	5,200	—
RSUs outstanding	42,300	374,442	101,223	—
Options exercisable	—	—	5,200	—
Awards available for grant	1,457,700	1,616,398	106,423	—

Stock Options

Stock options are exercisable in cumulative annual installments over a maximum 10-year period, commencing at least one year from the date of grant. Stock options are generally granted with an exercise price equal to the market price of CTS' stock on the date of grant. The stock options generally vest over four years and have a 10-year contractual life. The awards generally contain provisions to either accelerate vesting or allow vesting to continue on schedule upon retirement if certain service and age requirements are met. The awards also provide for accelerated vesting if there is a change in control event.

CTS estimated the fair value of the stock option on the grant date using the Black-Scholes option-pricing model and assumptions for expected price volatility, option term, risk-free interest rate, and dividend yield. Expected price volatilities were based on historical volatilities of CTS' common stock. The expected option term is derived from historical data on exercise behavior. The dividend yield was based on historical dividend payments. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the status of stock options as of December 31, 2014, and changes during the year then ended, is presented below:

	Year Ended
	December 31, 2014
	Options	Weighted- Average Exercise Price

Outstanding at beginning of year	123,000	$12.78
Exercised	(115,100)	$12.84
Expired	(2,700)	$11.04
Forfeited	—	$—

Outstanding at end of period	5,200	$12.35

Exercisable at end of period	5,200	$12.35

Year Ended
December 31, 2014

Intrinsic values of stock options exercised	$831,000
Weighted average remaining contractual life	0.9 years
Aggregate intrinsic values of options outstanding and options exercisable	$29,000

There are no unvested stock options at December 31, 2014.

Service-Based Restricted Stock Units

Service-based RSUs entitle the holder to receive one share of common stock for each unit when the unit vests. RSUs are issued to officers, key employees and non-employee directors as compensation. Generally, the RSUs vest over a three-year period. RSUs granted to non-employee directors vest one month after granted. Upon vesting, the non-employee directors elect to either receive the stock associated with the RSU immediately, or defer receipt of the stock until their retirement from the Board of Directors. The fair value of the RSUs is equivalent to the trading value of CTS' common stock on the grant date.

A summary of the status of RSUs is presented below:

	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2014	630,288	$10.36
Granted	259,315	9.00
Converted	(289,677)	5.68
Forfeited	(81,961)	11.86

Outstanding at December 31, 2014	517,965	$12.06	11.1 years	$9,235,000

Convertible at December 31, 2014	283,823	$10.07	19.2 years	$5,061,000

	For the Year Ended December 31,
	2014	2013	2012

Weighted average grant date fair value	$9.00	$10.97	$9.83
Intrinsic value of RSUs converted	$5,670,000	$4,535,000	$2,700,000

A summary of the nonvested RSUs is presented below:

	RSUs	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	369,565	$11.05
Granted	259,315	9.00
Vested	(312,777)	6.57
Forfeited	(81,961)	11.86

Nonvested at December 31, 2014	234,142	14.48

	Year Ended December 31,
($ in thousands)	2014	2013	2012

Fair value of RSUs vested	$2,055	$3,700	$2,600

Performance-Based Restricted Stock Units

CTS grants performance-based restricted stock unit awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount. Vesting is subject to certification of the fiscal results of the year prior to the target year by CTS' independent auditors. Vesting is dependent upon CTS' achievement of either sales growth targets or cash flow targets as noted in the table below.

Performance-Based RSUs include the following components:

Grant Date	Target Units	Vesting Year	Vesting Dependency	Units Awarded

February 8, 2012	45,850	2014	Sales growth	—
February 8, 2012	39,300	2014	Cash flow	69,600
February 11, 2013	77,700	2016	Sales growth	—
February 11, 2013	66,600	2016	Cash flow	—
February 14, 2014	25,085	2017	Sales growth	—
February 14, 2014	21,500	2017	Cash flow	—

Market-Based Restricted Stock Units

On July 2, 2012, 8,334 units were awarded and vested for an executive officer.

CTS grants market-based restricted stock unit awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount. Vesting is subject to certification of the fiscal results of the year prior to the target year by CTS' independent auditors. The vesting rate will be determined using a matrix based on a percentile ranking of CTS total stockholder return with peer group total shareholder return over a three-year period. Vesting is tied exclusively to CTS total stockholder return relative to peer group companies' total stockholder return rates.

Market-Based RSUs include the following components:

Grant Date	Target Units	Vesting Year	Number of Peer Group Companies	Units Awarded

February 8, 2012	45,850	2014	28	63,800
February 11, 2013	77,700	2016	20	—
February 11, 2013	32,500	2016	20	—
February 14, 2014	25,085	2017	15	—